INCOME AND MINING TAXES - Income and mining tax benefit (expense) - Current vs Deferred (Detail) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Current: United States													$ (40)	$ 101	$ 18
Current: Foreign													(290)	(230)	(211)
Current income taxes													(330)	(129)	(193)
Deferred:
Deferred: United States													(775)	(567)	66
Deferred: Foreign													(22)	117	(259)
Deferred income taxes													(797)	(450)	(193)
Income and mining tax benefit (expense)	$ (777)	$ (73)	$ (166)	$ (111)	$ (22)	$ (91)	$ (239)	$ (227)	$ (277)	$ (466)	$ (350)	$ (557)	$ (1,127)	$ (579)	$ (386)